Basis of Presentation and Summary of Significant Accounting Policies (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Liabilities measured at fair value on a recurring basis
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of March 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):
Description	Level	March 31, 2023
Liabilities:
Warrant Liabilities – Public Warrants	1	$694
Warrant Liabilities – Private Placement Warrants	2	$560

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):
Description	Level	December 31, 2022
Liabilities:
Warrant Liabilities – Public Warrants	1	$1,047
Warrant Liabilities – Private Placement Warrants	2	$845